Related Party Transactions - Summary of ROU Assets And Lease Liabilities Attributable To Related Party Transactions (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Right-of-use assets	$ 88,017	$ 71,794
Lease liabilities	139,728
Finance Leases [Member]
Disclosure of transactions between related parties [line items]
Right-of-use assets	25,688	24,029
MVS shareholder [member] | Operating Leases [Member]
Disclosure of transactions between related parties [line items]
Right-of-use assets	6,314	6,334
Lease liabilities	4,867	4,783
MVS shareholder [member] | Finance Leases [Member]
Disclosure of transactions between related parties [line items]
Right-of-use assets	616	648
Lease liabilities	1,063	678
SLO Cultivation Inc [Member] | Subsidiaries [member] | Operating Leases [Member]
Disclosure of transactions between related parties [line items]
Right-of-use assets	6,996	4,926
Lease liabilities	11,938	8,560
Med Mar Inc [Member] | Subsidiaries [member] | Operating Leases [Member]
Disclosure of transactions between related parties [line items]
Right-of-use assets	1,525	1,146
Lease liabilities	1,549	1,187
Med Mar Inc [Member] | Subsidiaries [member] | Finance Leases [Member]
Disclosure of transactions between related parties [line items]
Right-of-use assets	2,137	1,201
Lease liabilities	$ 2,457	$ 1,365